Class A common share purchase warrants	9 Months Ended
Sep. 30, 2025
Class Common Share Purchase Warrants
Class A common share purchase warrants

14.	Class A common share purchase warrants:

The following table details the number of Class A common share purchase warrants outstanding at each statement of financial position date:

				Number of				Number of
				Warrants				Warrants
				Outstanding				Outstanding
		Exercise		December 31,				September 30,
Grant Date	Expiry Date	Price	Granted	2024	Issued	Expired	Exercised	2025

8/10/2023	8/9/2025	$0.60	810,000	810,000	-	-	(810,000)	-
8/10/2023	8/9/2025	$0.49	48,600	48,600	-	-	(48,600)	-
9/5/2023	9/4/2025	$0.59	84,545	84,545	-	-	(84,545)	-
10/20/2023	10/19/2025	$0.59	695,000	650,000	-	-	(650,000)	-
10/20/2023	10/19/2025	$0.59	41,700	41,700	-	-	(41,700)	-
12/21/2023	12/20/2025	$0.60	1,650,000	1,600,000	-	-	(555,000)	1,045,000
12/21/2023	12/20/2025	$0.40	81,000	78,000	-	-	-	78,000
1/4/2024	1/3/2026	$0.60	120,000	120,000	-	-	-	120,000
2/20/2025	2/20/2027	$1.69	18,000	-	18,000	-	-	18,000
2/20/2025	2/20/2027	$1.57	177,420	-	177,420	-	(177,420)	-
2/20/2025	2/20/2027	$1.67	122,834	-	122,834	-	(122,834)	-
3/7/2025	3/7/2027	$1.68	11,872	-	11,872	-	-	11,872
9/29/2025	9/29/2027	$2.18	575,046	-	575,046	-	-	575,046
			4,436,017	3,432,845	905,172	-	(2,490,099)	1,847,918

The following table details the value of the broker and non-broker Class A common share purchase warrants outstanding at each statement of financial position date.

	Non-Broker		Broker		Total
	Number of		Number of		Number of
	Warrants	Value	Warrants	Value	Warrants	Value

Balance at December 31, 2024	3,264,545	$336	168,300	$31	3,432,845	$367

Issued	-	-	905,172	844	905,172	844
Exercised	(2,099,545)	(224)	(390,554)	(262)	(2,490,099)	(486)
Balance at September 30, 2025	1,165,000	$112	682,918	$613	1,847,918	$725

Each warrant entitles its holder to purchase one Class A common share.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and nine months ended September 30, 2025 and 2024	Page 14